OTHER NON-CURRENT FINANCIAL ASSETS AT FAIR VALUE THROUGH OCI AND CASH AND CASH EQUIVALENTS - Other non-current financial assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Other non-current financial assets
Other non-current financial assets at fair value through OCI	$ 8.9	$ 9.2
Writedown of other investments through OCI	(10.9)
Investment in Liesheng
Other non-current financial assets
Other non-current financial assets at fair value through OCI	8.5
Writedown of other investments through OCI	$ 10.9